Estimated Fair Value of Options (Detail)	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	2.80%	3.00%	2.90%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility factor	46.00%	48.90%	50.50%
Expected option life in years	6 years 7 months 6 days	6 years 9 months 18 days	7 years 3 months 18 days